Basis of accounting - Going concern and Dividend (Details) - GBP (£)		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 17, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [line items]
Loss for the year		£ (7,350,000)	£ (8,972,000)	£ (16,923,000)	£ (14,378,000)	£ 31,900,000	£ 19,900,000	£ 20,500,000
Accumulated loss		£ (117,565,000)		(117,565,000)		(100,627,000)
Payment of a dividend				£ 0	£ 0	£ 0
Financing
Disclosure of non-adjusting events after reporting period [line items]
Amount raised in private placement	£ 159,000,000
Forecast | Financing
Disclosure of non-adjusting events after reporting period [line items]
Net proceeds from private placement after transaction related fees and expenses	£ 145,000,000